LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

15. LEASES

As of December 31, 2024 and 2025, the Group has operating leases recorded on its consolidated balance sheets for certain office spaces that expire on various dates through 2027. The Group does not plan to cancel the existing lease agreements for its existing office spaces prior to their respective expiration dates. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	US$	US$
Assets
Operating lease right-of-use assets	283,645	145,535
Liabilities
Current portion of operating lease liabilities	141,341	92,055
Operating lease liabilities	142,304	53,480
Weighted average remaining lease term (years)	2.2	1.5
Weighted average discount rate	3.9%	3.9%

Information related to operating lease activity during the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	216,305	203,298	142,238
Expense for short-term leases within 12 months	13,514	23,734	53,661
Interest of lease liabilities	12,100	12,613	8,689
	241,919	239,645	204,588

Maturities of lease liabilities were as follows:

	As of December 31,
	2024	2025
2025	149,975	—
2026	93,734	95,863
2027	53,116	54,322
Total undiscounted lease payments	296,825	150,185
Less: imputed interest	(13,180)	(4,650)
Total lease liabilities	283,645	145,535